Description of the Plan (Details)			12 Months Ended
	Mar. 25, 2025	Jul. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Joint venture ownership percentage			50.00%
EBP 022
EBP, Description of Plan [Line Items]
Maximum annual compensation			80.00%
Participant contributions, automatic deferral rate			5.00%
Vesting service period of plan	2 years
Employer contribution vesting percentage			100.00%
Employer contribution, matching percentage			100.00%
Employer contribution, participant compensation match percentage			4.00%
Maximum borrowing, amount			$ 50,000
Maximum borrowing, percentage			50.00%
Minimum borrowing			$ 1,000
Max number of loans per participant | loan			2
General loan, maximum borrowing term			60 months
Primary residence, maximum borrowing term			180 months
Qualified birth and adoption distributions		$ 5,000
Domestic abuse withdrawals		$ 10,000